Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (3.6%)
	Newmont Corp. (XNYS)	20,738	2,696
	Freeport-McMoRan Inc.	16,433	1,119
	Mueller Industries Inc.	8,228	971
	Anglogold Ashanti plc (XNYS)	5,905	754
	CF Industries Holdings Inc.	4,854	483
	Caledonia Mining Corp. plc	10,800	343
	Commercial Metals Co.	4,455	327
	NewMarket Corp.	478	299
	Reliance Inc.	945	298
	Ryerson Holding Corp.	10,130	265
*	Ingevity Corp.	3,658	263
	Koppers Holdings Inc.	5,810	220
	Alcoa Corp.	3,336	207
*	Constellium SE	6,771	168
*	Intrepid Potash Inc.	4,234	157
	Chemours Co.	5,658	103
	Ferroglobe plc	17,565	90
*	SSR Mining Inc. (XTSE)	2,802	90
			8,853
Consumer Discretionary (16.9%)
	Walmart Inc.	15,114	1,934
	General Motors Co.	23,671	1,863
	Tapestry Inc.	6,542	1,017
	Ralph Lauren Corp.	2,348	851
	Dollar General Corp.	5,272	824
	BorgWarner Inc. (XNYS)	14,122	813
	Travel & Leisure Co.	10,661	786
	Lear Corp.	5,385	707
	TJX Cos. Inc.	4,317	698
	Garrett Motion Inc.	34,017	693
	Gap Inc.	24,652	691
	Nexstar Media Group Inc.	2,714	681
	Macy's Inc.	33,674	666
*	Etsy Inc.	11,808	648
	Fox Corp. Class B	11,711	606
	Hasbro Inc.	6,028	600
*	Covista Inc.	6,001	588
	Expedia Group Inc.	2,547	549
*	Dollar Tree Inc.	4,267	540
*	American Airlines Group Inc.	41,198	538
	Target Corp.	4,702	535
*	Amazon.com Inc.	2,436	512
	Dana Inc.	14,830	508
	Signet Jewelers Ltd.	5,215	502
*	United Airlines Holdings Inc.	4,695	499
*	Sally Beauty Holdings Inc.	30,895	497
*	Aptiv plc	6,754	497
	Southwest Airlines Co.	9,837	485
*	Urban Outfitters Inc.	7,201	477
	Perdoceo Education Corp.	14,193	473
*	Sonos Inc.	30,144	464
*	Zumiez Inc.	17,560	460
	G-III Apparel Group Ltd.	14,669	449
	New York Times Co. Class A	5,408	432
	Wynn Resorts Ltd.	3,988	431
	Boyd Gaming Corp.	5,165	430
	Dine Brands Global Inc.	13,805	427
	eBay Inc.	4,703	427
	Best Buy Co. Inc.	6,637	411

		Shares	Market Value ($000)
	Williams-Sonoma Inc.	1,950	401
*	Ulta Beauty Inc.	575	394
	Build-A-Bear Workshop Inc.	7,888	384
	PulteGroup Inc.	2,655	364
	Leggett & Platt Inc.	29,725	347
	Phinia Inc.	4,751	345
*	Dauch Corp.	51,895	343
	Movado Group Inc.	13,265	331
	Rush Enterprises Inc. Class A	4,614	327
	Dillard's Inc. Class A	533	321
	Scholastic Corp.	9,217	321
	Interface Inc.	10,080	317
*	Citi Trends Inc.	6,630	314
	VF Corp.	15,621	303
	American Eagle Outfitters Inc.	12,211	300
	Academy Sports & Outdoors Inc.	4,980	299
*	Crocs Inc.	3,246	294
*	Mattel Inc.	17,328	294
*	USA TODAY Co. Inc.	48,858	291
	Polaris Inc.	4,719	287
*	SkyWest Inc.	2,757	287
*	Callaway Golf Co.	19,026	268
*	Lands' End Inc.	16,577	266
*	National Vision Holdings Inc.	9,791	264
	Gentex Corp.	10,981	257
*	AMC Networks Inc. Class A	31,511	257
	H&R Block Inc.	8,342	255
*	Turtle Beach Corp.	20,316	255
	Monro Inc.	11,395	245
	Ethan Allen Interiors Inc.	10,360	236
	Fox Corp. Class A	4,155	234
	Super Group SGHC Ltd.	21,199	227
	Acushnet Holdings Corp.	2,169	222
	LCI Industries	1,606	214
	Sinclair Inc.	13,041	213
*	Corsair Gaming Inc.	38,684	212
*	SharkNinja Inc.	1,684	207
*	Grand Canyon Education Inc.	1,279	203
	DR Horton Inc.	1,255	201
*	Adient plc	8,122	198
*	BJ's Wholesale Club Holdings Inc.	1,980	196
	Haverty Furniture Cos. Inc.	8,099	193
*	Central Garden & Pet Co.	4,832	189
	John Wiley & Sons Inc. Class A	6,099	189
*	Fox Factory Holding Corp.	10,912	184
*	Arlo Technologies Inc.	11,502	180
	Ford Motor Co.	12,673	179
*	AutoNation Inc.	914	178
*	Green Brick Partners Inc.	2,403	177
*	Goodyear Tire & Rubber Co.	20,748	171
	Visteon Corp.	1,734	166
*	Coty Inc. Class A	64,960	163
	Monarch Casino & Resort Inc.	1,696	163
	Genuine Parts Co.	1,355	162
	Delta Air Lines Inc.	2,376	156
	La-Z-Boy Inc.	4,351	155
	Thor Industries Inc.	1,598	154
*	Central Garden & Pet Co. Class A	4,440	153
	Standard Motor Products Inc.	3,666	146
	Winnebago Industries Inc.	3,658	146
	Global Industrial Co.	4,304	142
*	MGM Resorts International	3,815	141
	PriceSmart Inc.	774	120
*	Stagwell Inc.	24,433	118
*	Coursera Inc.	17,771	114
*	YETI Holdings Inc.	2,535	111
*	Rush Street Interactive Inc.	5,429	107
	Rush Enterprises Inc. Class B	1,646	106
*	Cars.com Inc.	12,154	104
*	Liquidity Services Inc.	3,302	104

		Shares	Market Value ($000)
	Group 1 Automotive Inc.	297	97
*	Airbnb Inc. Class A	689	93
	Buckle Inc.	1,659	89
*	Laureate Education Inc.	2,719	88
*	Malibu Boats Inc. Class A	2,775	81
*	Abercrombie & Fitch Co. Class A	813	80
*	TripAdvisor Inc.	7,855	79
	Carnival Corp.	2,064	65
*	Five Below Inc.	288	64
	Ross Stores Inc.	265	55
*	Revolve Group Inc.	2,057	52
	Brightstar Lottery plc	3,551	48
	MillerKnoll Inc.	2,259	46
			42,011
Consumer Staples (6.2%)
	McKesson Corp.	2,122	2,095
	Altria Group Inc.	29,601	2,044
	CVS Health Corp.	24,386	1,948
	Cencora Inc.	3,921	1,459
	PepsiCo Inc.	6,590	1,119
	Kroger Co.	12,543	856
	Coca-Cola Consolidated Inc.	3,136	635
	Fresh Del Monte Produce Inc.	13,958	599
*	US Foods Holding Corp.	5,121	495
	Cal-Maine Foods Inc.	5,328	464
	Albertsons Cos. Inc. Class A	24,663	441
	Hershey Co.	1,492	353
	Dole plc	21,539	345
*	Seneca Foods Corp. Class A	2,182	303
	Ingles Markets Inc. Class A	3,354	285
	Weis Markets Inc.	3,644	247
	Molson Coors Beverage Co. Class B	4,649	228
	Oil-Dri Corp. of America	3,129	212
	MGP Ingredients Inc.	10,778	205
*	Guardian Pharmacy Services Inc. Class A	5,595	188
	Archer-Daniels-Midland Co.	2,504	173
	John B Sanfilippo & Son Inc.	1,959	162
	Corteva Inc.	1,890	151
	Spectrum Brands Holdings Inc.	1,591	125
	Sysco Corp.	1,223	112
*	Boston Beer Co. Inc. Class A	343	78
*	Medifast Inc.	6,438	68
*	Vita Coco Co. Inc.	1,022	59
	Seaboard Corp.	10	51
	Ingredion Inc.	418	49
			15,549
Energy (5.7%)
	Exxon Mobil Corp.	9,173	1,399
	Weatherford International plc	9,724	1,026
	TechnipFMC plc	11,994	795
	ConocoPhillips	6,711	761
	APA Corp.	23,934	727
	NOV Inc.	28,483	577
*	National Energy Services Reunited Corp.	23,011	576
	World Kinect Corp.	22,533	562
	VAALCO Energy Inc.	108,924	561
	Chord Energy Corp.	5,172	561
	Devon Energy Corp.	12,506	544
	Expand Energy Corp.	4,913	530
	Ranger Energy Services Inc. Class A	28,916	504
	SandRidge Energy Inc.	25,417	446
*	Oil States International Inc.	33,739	442
*	Forum Energy Technologies Inc.	7,370	428
*	Talos Energy Inc.	28,740	352
*	PrimeEnergy Resources Corp.	1,747	348
	Magnolia Oil & Gas Corp. Class A	10,844	302
*	Expro Group Holdings NV	16,396	293
*	Gulfport Energy Corp.	1,379	288
	Halliburton Co.	7,516	271

		Shares	Market Value ($000)
*	First Solar Inc.	1,096	216
	Peabody Energy Corp.	6,248	197
	HF Sinclair Corp.	3,901	195
	Permian Resources Corp.	9,902	181
*	Par Pacific Holdings Inc.	4,145	177
*	Tidewater Inc.	2,029	161
	Murphy Oil Corp.	4,418	146
	EOG Resources Inc.	1,010	125
*	Alpha Metallurgical Resources Inc.	752	122
*	NPK International Inc.	7,772	112
	Patterson-UTI Energy Inc.	7,315	62
	Matador Resources Co.	1,111	57
*	Innovex International Inc.	2,051	54
*	Infinity Natural Resources Inc. Class A	2,991	50
			14,148
Financials (23.5%)
	Bank of New York Mellon Corp.	18,857	2,246
	Wells Fargo & Co.	23,093	1,881
	Goldman Sachs Group Inc. (XYNS)	1,998	1,717
	Citigroup Inc. (XNYS)	14,554	1,604
	JPMorgan Chase & Co. (XYNS)	5,260	1,580
	Travelers Cos. Inc.	4,397	1,357
	Allstate Corp.	5,974	1,282
	State Street Corp.	8,197	1,054
	Northern Trust Corp.	6,972	998
	Aflac Inc.	8,092	914
	Bank of America Corp. (XNYS)	17,815	888
	Hartford Insurance Group Inc.	6,070	855
	Bank of NT Butterfield & Son Ltd.	16,259	825
	American International Group Inc.	9,993	804
	Popular Inc.	5,940	804
	RenaissanceRe Holdings Ltd.	2,450	741
	MGIC Investment Corp.	27,812	738
	Enact Holdings Inc.	16,863	706
	Unum Group	9,793	702
	OneMain Holdings Inc.	12,391	682
	Affiliated Managers Group Inc.	2,093	641
	First Horizon Corp.	26,732	636
	Community Financial System Inc.	10,131	613
	Banco Latinoamericano de Comercio Exterior SA	12,255	613
	Amalgamated Financial Corp.	15,223	586
	Axis Capital Holdings Ltd.	5,513	583
	Acadian Asset Management Inc.	10,383	559
	Morgan Stanley	3,328	554
	OFG Bancorp	13,749	551
	SLM Corp.	29,036	544
	CNO Financial Group Inc.	12,763	534
	Old Republic International Corp.	12,310	528
	M&T Bank Corp.	2,371	514
	Citizens Financial Group Inc.	8,400	506
	First BanCorp (XNYS)	23,928	506
	East West Bancorp Inc.	4,568	500
	CNA Financial Corp.	10,377	498
	MetLife Inc.	6,821	492
*	Axos Financial Inc.	5,447	473
	Preferred Bank	5,355	470
	Pathward Financial Inc.	4,920	447
*	Hamilton Insurance Group Ltd. Class B	14,002	442
	WaFd Inc.	14,022	437
	International Bancshares Corp.	6,453	433
	WSFS Financial Corp.	6,763	429
	Ameriprise Financial Inc.	910	428
	Mercantile Bank Corp.	8,285	428
	Globe Life Inc.	2,937	427
	Hanmi Financial Corp.	16,307	426
	Banc of California Inc.	22,963	424
	Fidelity National Financial Inc.	7,918	419
*	SiriusPoint Ltd.	19,614	415
*	NMI Holdings Inc.	10,287	404

		Shares	Market Value ($000)
	Radian Group Inc.	11,569	399
	Jackson Financial Inc. Class A	3,627	397
	Primerica Inc.	1,561	396
	Truist Financial Corp.	7,994	394
	First Citizens BancShares Inc. Class A	198	376
	Regions Financial Corp.	13,330	371
	Peoples Bancorp Inc.	10,971	354
	Horace Mann Educators Corp.	8,120	353
	Univest Financial Corp.	10,225	343
	TriCo Bancshares	7,157	342
	Virtu Financial Inc. Class A	8,179	339
	Bank of Hawaii Corp.	4,435	336
	Central Pacific Financial Corp.	10,536	336
	Essent Group Ltd.	5,506	335
*	Genworth Financial Inc.	38,111	322
	Universal Insurance Holdings Inc.	9,039	318
	Capitol Federal Financial Inc.	44,163	317
	Northeast Bank	2,851	316
	TrustCo Bank Corp. NY	7,297	316
	Midland States Bancorp Inc.	14,216	315
	Provident Financial Services Inc.	14,503	305
	1st Source Corp.	4,508	302
	Esquire Financial Holdings Inc.	2,978	301
	Fidelis Insurance Holdings Ltd.	15,768	300
*	Enova International Inc.	2,123	295
	First Interstate BancSystem Inc. Class A	8,503	294
	First Financial Corp.	4,622	293
	Trustmark Corp.	6,835	291
	Northrim BanCorp Inc.	12,228	287
	Fulton Financial Corp.	13,970	286
	Victory Capital Holdings Inc. Class A	4,015	278
	Assurant Inc.	1,207	277
	Mercury General Corp.	3,036	275
*	Texas Capital Bancshares Inc.	2,875	274
	S&T Bancorp Inc.	6,290	263
	Willis Towers Watson plc	863	263
	Independent Bank Corp.	7,536	262
	WisdomTree Inc.	14,813	253
	BOK Financial Corp.	1,999	251
	Hancock Whitney Corp.	3,723	245
	Corebridge Financial Inc.	9,389	243
	Heritage Financial Corp.	9,181	242
	Amerant Bancorp Inc.	11,177	239
	Hanover Insurance Group Inc.	1,321	239
	Interactive Brokers Group Inc. Class A	3,228	230
	Cathay General Bancorp	4,570	227
	Enterprise Financial Services Corp.	3,949	225
	Ameris Bancorp	2,843	221
	Principal Financial Group Inc.	2,306	220
	FirstCash Holdings Inc.	1,142	220
	Assured Guaranty Ltd.	2,332	201
	Orrstown Financial Services Inc.	5,455	196
	Zions Bancorp NA	3,407	195
	Origin Bancorp Inc.	4,560	190
*	Coastal Financial Corp.	2,518	187
	Western Alliance Bancorp	2,203	177
	United Fire Group Inc.	4,487	174
	Southside Bancshares Inc.	5,517	173
	OceanFirst Financial Corp.	9,369	169
*	Bancorp Inc.	3,186	167
	Nicolet Bankshares Inc.	1,063	162
	Camden National Corp.	3,454	159
	Community Trust Bancorp Inc.	2,549	153
	Westamerica BanCorp	3,030	153
	Federal Agricultural Mortgage Corp. Class C	955	151
	Burke & Herbert Financial Services Corp.	2,313	149
	Peapack-Gladstone Financial Corp.	4,330	145
	Investors Title Co.	585	135
	Lincoln National Corp.	3,288	113
	Republic Bancorp Inc. Class A	1,628	112

		Shares	Market Value ($000)
	California BanCorp	5,656	104
	Navient Corp.	11,018	97
*	Arch Capital Group Ltd.	948	95
	Kemper Corp.	2,842	92
	Shore Bancshares Inc.	4,744	88
	Business First Bancshares Inc.	3,015	82
	BGC Group Inc. Class A	8,463	81
	Banner Corp.	1,360	80
	Unity Bancorp Inc.	1,507	80
	QCR Holdings Inc.	903	78
	HomeTrust Bancshares Inc.	1,796	76
	Southern Missouri Bancorp Inc.	1,226	76
	First Hawaiian Inc.	3,039	75
	City Holding Co.	597	72
	Tompkins Financial Corp.	923	71
*	Third Coast Bancshares Inc.	1,498	59
	SEI Investments Co.	681	55
	Hilltop Holdings Inc.	1,402	52
	Nelnet Inc. Class A	371	48
			58,436
Health Care (16.1%)
	Gilead Sciences Inc.	15,156	2,257
	HCA Healthcare Inc.	4,254	2,253
	Bristol-Myers Squibb Co.	34,533	2,154
	Regeneron Pharmaceuticals Inc.	2,701	2,111
	AbbVie Inc.	9,043	2,099
	Merck & Co. Inc.	15,296	1,894
	Amgen Inc.	4,778	1,855
	Johnson & Johnson	7,054	1,752
	Pfizer Inc.	55,490	1,534
	Medtronic plc	10,380	1,014
	Cigna Group	3,147	912
*	Incyte Corp.	7,018	711
*	Jazz Pharmaceuticals plc	3,611	686
*	Pediatrix Medical Group Inc.	33,632	668
*	Illumina Inc.	4,712	634
*	Biogen Inc.	3,115	598
	Cardinal Health Inc.	2,486	570
*	Innoviva Inc.	22,663	520
*	United Therapeutics Corp.	1,020	514
	Viatris Inc.	34,224	511
*	Amneal Pharmaceuticals Inc.	36,251	501
*	Exelixis Inc.	11,360	501
*	Vanda Pharmaceuticals Inc.	56,076	500
*	Solventum Corp.	6,435	477
	SIGA Technologies Inc.	66,629	431
*	Tactile Systems Technology Inc.	13,553	397
*	10X Genomics Inc. Class A	16,908	390
*	Healthcare Services Group Inc.	17,244	375
*	Supernus Pharmaceuticals Inc.	6,850	375
*	Alkermes plc	12,318	371
	Humana Inc.	1,796	342
*	BioMarin Pharmaceutical Inc.	5,451	336
*	Halozyme Therapeutics Inc.	4,786	333
*	PTC Therapeutics Inc.	4,830	329
*	Charles River Laboratories International Inc.	1,803	322
*	Henry Schein Inc.	3,908	322
*	Collegium Pharmaceutical Inc.	7,692	321
*	Pacira BioSciences Inc.	14,538	319
*	Aurinia Pharmaceuticals Inc.	22,044	312
*	Indivior Pharmaceuticals Inc.	9,215	302
*	TruBridge Inc.	15,459	298
*	LivaNova plc	4,209	297
*	OptimizeRx Corp.	37,376	283
	Universal Health Services Inc. Class B	1,244	256
*	Globus Medical Inc. Class A	2,631	251
*	Fortrea Holdings Inc.	23,440	251
*	Catalyst Pharmaceuticals Inc.	10,602	245
*	Medpace Holdings Inc.	542	245

		Shares	Market Value ($000)
*	AngioDynamics Inc.	21,328	244
*	ANI Pharmaceuticals Inc.	3,237	239
*	AdaptHealth Corp.	24,931	228
*	AMN Healthcare Services Inc.	11,644	227
*	Avanos Medical Inc.	15,934	225
*	Harmony Biosciences Holdings Inc.	7,671	219
	Embecta Corp.	19,804	203
*	Enovis Corp.	7,638	195
*	ACADIA Pharmaceuticals Inc.	7,664	188
*	Ardent Health Inc.	19,391	182
*	Envista Holdings Corp.	6,189	181
*	Orthofix Medical Inc.	12,537	170
*	Madrigal Pharmaceuticals Inc.	376	162
*	Integra LifeSciences Holdings Corp.	13,643	155
*	Centene Corp.	3,304	148
*	Omnicell Inc.	3,561	146
*	Varex Imaging Corp.	11,060	146
*	Natera Inc.	682	142
*	QuidelOrtho Corp.	6,050	138
	DENTSPLY SIRONA Inc.	9,272	136
*	Myriad Genetics Inc.	29,102	134
*	Bioventus Inc. Class A	14,478	127
	iRadimed Corp.	1,201	124
*	Fulgent Genetics Inc.	8,002	123
*	Haemonetics Corp.	1,877	119
*	STAAR Surgical Co.	5,467	109
*	Aveanna Healthcare Holdings Inc.	14,737	108
	ResMed Inc.	374	96
*	CorMedix Inc.	12,920	92
*	Keros Therapeutics Inc.	6,229	88
*	Elanco Animal Health Inc. (XNYS)	3,247	86
*	Align Technology Inc.	444	84
*	Castle Biosciences Inc.	2,726	81
*	IDEXX Laboratories Inc.	99	65
*	Xeris Biopharma Holdings Inc.	7,034	43
*	Progyny Inc.	2,389	42
			40,124
Industrials (11.7%)
	FedEx Corp.	4,423	1,712
	American Express Co.	4,246	1,312
	Cummins Inc.	1,920	1,121
	Johnson Controls International plc	7,607	1,098
	Synchrony Financial	12,935	894
	EMCOR Group Inc.	1,103	799
	Comfort Systems USA Inc.	522	746
	Accenture plc Class A	3,429	716
	Ryder System Inc.	3,135	695
	General Dynamics Corp.	1,840	657
	DHT Holdings Inc.	31,001	604
	EnerSys	3,305	549
	Sensata Technologies Holding plc	14,233	531
	Deluxe Corp.	19,068	529
	GE Vernova Inc.	593	518
	Valmont Industries Inc.	1,115	513
	Teekay Tankers Ltd. Class A	6,344	497
	CH Robinson Worldwide Inc.	2,545	471
	Scorpio Tankers Inc.	5,959	471
	United Rentals Inc.	559	470
	International Seaways Inc.	5,962	450
	Astec Industries Inc.	7,011	435
	Maximus Inc.	5,685	430
	AGCO Corp.	3,050	416
*	Upwork Inc.	30,828	414
	Snap-on Inc.	1,058	408
	Owens Corning	3,254	397
	Robert Half Inc.	16,235	396
	Oshkosh Corp.	2,186	372
	Kelly Services Inc. Class A	37,756	367
	Genpact Ltd.	9,217	366

		Shares	Market Value ($000)
	Myers Industries Inc.	16,228	363
*	IBEX Holdings Ltd.	10,679	309
	Preformed Line Products Co.	1,183	300
*	Cimpress plc	4,103	300
	Costamare Inc.	16,958	298
	Brunswick Corp.	3,626	289
	Ardagh Metal Packaging SA	59,081	287
	Kforce Inc.	10,461	283
	Pitney Bowes Inc.	25,808	277
	Primoris Services Corp.	1,841	277
*	BrightView Holdings Inc.	19,793	273
	PayPal Holdings Inc. (XNGS)	5,729	265
*	Cross Country Healthcare Inc.	30,011	261
	Griffon Corp.	3,026	258
	A O Smith Corp.	3,222	251
*	Proto Labs Inc.	4,006	249
	Ennis Inc.	11,066	234
*	WEX Inc.	1,517	226
	Installed Building Products Inc.	636	208
*	Vishay Precision Group Inc.	4,415	203
	ADT Inc.	25,144	202
	Vontier Corp.	4,674	191
	Western Union Co.	19,428	187
	Brink's Co.	1,549	181
	Cass Information Systems Inc.	4,055	180
	Atkore Inc.	2,759	178
	Kennametal Inc.	4,425	178
	Lockheed Martin Corp.	270	178
*	Mohawk Industries Inc.	1,399	175
*	Hudson Technologies Inc.	24,388	173
*	Franklin Covey Co.	12,301	160
	Crown Holdings Inc.	1,389	159
	Quanex Building Products Corp.	7,593	156
	Acuity Inc.	496	150
	Expeditors International of Washington Inc.	1,017	147
	JB Hunt Transport Services Inc.	625	146
	Napco Security Technologies Inc.	2,893	135
	Toro Co.	1,273	126
	Safe Bulkers Inc.	19,074	125
*	Astronics Corp.	1,535	124
*	O-I Glass Inc.	9,254	124
	Jacobs Solutions Inc.	893	123
	DuPont de Nemours Inc.	2,144	107
*	Euronet Worldwide Inc.	1,306	91
*	M-Tron Industries Inc.	1,440	91
	MSC Industrial Direct Co. Inc. Class A	875	82
	ICF International Inc.	948	79
*	Janus International Group Inc.	11,297	79
	Apogee Enterprises Inc.	1,409	56
	Armstrong World Industries Inc.	308	53
	Barrett Business Services Inc.	1,617	45
	TriNet Group Inc.	1,164	44
			28,990
Real Estate (0.3%)
	St. Joe Co.	7,155	516
*	Cushman & Wakefield Ltd.	5,396	72
*	CBRE Group Inc. Class A	424	63
			651
Technology (12.3%)
	Micron Technology Inc.	5,677	2,341
	Lam Research Corp.	8,200	1,918
	QUALCOMM Inc.	13,258	1,887
	Alphabet Inc. Class A	5,799	1,808
	Applied Materials Inc.	3,886	1,447
*	Adobe Inc.	4,439	1,165
*	Intel Corp.	25,228	1,151
	Alphabet Inc. Class C	3,287	1,024
	Jabil Inc.	3,160	837
*	NetScout Systems Inc.	28,207	824

		Shares	Market Value ($000)
	KLA Corp.	538	820
*	Photronics Inc.	20,053	751
	NVIDIA Corp.	4,037	715
	Meta Platforms Inc. Class A	968	627
	Dell Technologies Inc. Class C	4,221	625
*	Cirrus Logic Inc.	4,389	619
*	Daktronics Inc.	21,643	558
	Western Digital Corp.	1,891	529
	Pegasystems Inc.	11,992	524
	Dolby Laboratories Inc. Class A	6,224	414
*	EverQuote Inc. Class A	23,964	379
*	Teradata Corp.	11,876	374
*	Diebold Nixdorf Inc.	4,515	361
*	Pinterest Inc. Class A	20,977	359
*	Rambus Inc.	3,493	348
*	Docusign Inc.	7,547	340
*	Maplebear Inc.	8,866	333
	Concentrix Corp.	9,874	324
*	Yext Inc.	56,487	321
*	Zoom Communications Inc.	4,309	319
	Match Group Inc.	9,948	314
*	Dropbox Inc. Class A	11,939	298
*	Penguin Solutions Inc.	14,192	295
*	Twilio Inc. Class A	2,427	294
	TD SYNNEX Corp.	1,859	292
*	Advanced Micro Devices Inc.	1,440	288
	Cognizant Technology Solutions Corp. Class A	4,465	288
*	Kyndryl Holdings Inc.	22,916	283
*	Mitek Systems Inc.	19,362	282
	Amdocs Ltd.	4,028	281
	Clear Secure Inc. Class A	5,784	281
*	Palantir Technologies Inc. Class A	1,951	268
*	Sanmina Corp.	1,516	235
*	Yelp Inc.	10,363	231
*	RingCentral Inc. Class A	6,298	230
*	LiveRamp Holdings Inc.	7,809	212
*	Angi Inc.	24,976	194
*	Kimball Electronics Inc.	7,397	185
*	Cargurus Inc.	5,612	172
*	F5 Inc.	568	154
	OneSpan Inc.	12,830	142
*	CACI International Inc. Class A	220	134
*	Qualys Inc.	1,405	130
*	ScanSource Inc.	3,402	125
*	DXC Technology Co.	9,081	114
*	IAC Inc.	2,717	104
	Adeia Inc.	4,761	99
*	Red Violet Inc.	2,245	97
	Ingram Micro Holding Corp.	4,528	94
*	Ziff Davis Inc.	3,189	86
*	ZoomInfo Technologies Inc.	9,912	62
*	Freshworks Inc. Class A	7,642	60
*	Progress Software Corp.	1,387	58
*,1	EverCommerce Inc.	4,955	57
	Leidos Holdings Inc.	301	53
*	DigitalOcean Holdings Inc.	933	52
*	Nextdoor Holdings Inc.	28,698	50
			30,636
Telecommunications (3.1%)
	Cisco Systems Inc.	21,463	1,705
	Verizon Communications Inc.	29,904	1,499
	AT&T Inc.	35,376	991
	Millicom International Cellular SA	11,391	830
	IDT Corp. Class B	8,382	427
	InterDigital Inc.	1,154	423
*	Ciena Corp.	1,017	355
*	Harmonic Inc.	27,104	288
*	ADTRAN Holdings Inc.	25,660	262
*	Roku Inc.	2,589	255

		Shares	Market Value ($000)
*	Digi International Inc.	5,004	244
	Spok Holdings Inc.	9,886	120
*	Xperi Inc.	18,653	114
*	Liberty Latin America Ltd. Class C	9,758	78
*	Extreme Networks Inc.	3,423	48
			7,639
Total Common Stocks (Cost $190,092)			247,037
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.693% (Cost $1,267)	12,672	1,267
Total Investments (99.9%) (Cost $191,359)			248,304
Other Assets and Liabilities—Net (0.1%)			335
Net Assets (100%)			248,639
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $26 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2026	42	1,447	4
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.